DESCRIPTION OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended
	Aug. 31, 2016	Feb. 29, 2016	Feb. 28, 2015
Description Of Business And Going Concern Policies
Date of incorporation	Mar. 28, 2007
State of incorporation	Nevada
Going Concern
Accumulated deficit	$ (25,476,618)	$ (23,377,328)	$ (18,723,149)